Subsequent events	6 Months Ended
Jun. 30, 2020
Disclosure of events after reporting period [Abstract]
Disclosure of events after reporting period [text block]	Subsequent eventsOn July 1, 2020, the Group confirmed pricing of an offering of €3.5 billion of notes under the Medium Term Note Programme, with settlement on July 7, 2020. The offering comprised (i) €1.25 billion in principal amount of 3.375% notes due July 2023, (ii) €1.25 billion in principal amount of 3.875% notes due January 2026, and (iii) €1.0 billion in principal amount of 4.500% notes due July 2028, each at an issue price of 100% of the applicable principal amount. The issuance replaces in full the €3.5 billion bridge credit facility above, which was previously fully undrawn and was fully cancelled on July 7, 2020 in connection with the settlement of the notes offering. The offering was settled on July 7, 2020. The notes issued were rated Ba2 by Moody’s Investors Service, BB+ by Standard & Poor’s, BBB- by Fitch and BBB(Low) by DBRS.